SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 19,688.4
Fair Value	20,937.3
Amount At Which Shown In The Balance Sheet	20,937.3
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15,347.9
Fair Value	15,332.2
Amount At Which Shown In The Balance Sheet	15,332.2
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,425.4
Fair Value	2,429.2
Amount At Which Shown In The Balance Sheet	2,429.2
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,677.6
Fair Value	2,721.4
Amount At Which Shown In The Balance Sheet	2,721.4
Fixed maturities | Bonds | Foreign government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	18.6
Fair Value	18.6
Amount At Which Shown In The Balance Sheet	18.6
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	140.3
Fair Value	139.7
Amount At Which Shown In The Balance Sheet	139.7
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,572.9
Fair Value	3,551.9
Amount At Which Shown In The Balance Sheet	3,551.9
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,253.1
Fair Value	6,237.1
Amount At Which Shown In The Balance Sheet	6,237.1
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	260.0
Fair Value	234.3
Amount At Which Shown In The Balance Sheet	234.3
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,168.5
Fair Value	3,433.1
Amount At Which Shown In The Balance Sheet	3,433.1
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	113.1
Fair Value	151.8
Amount At Which Shown In The Balance Sheet	151.8
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	264.1
Fair Value	484.2
Amount At Which Shown In The Balance Sheet	484.2
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,117.1
Fair Value	2,014.5
Amount At Which Shown In The Balance Sheet	2,014.5
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	674.2
Fair Value	782.6
Amount At Which Shown In The Balance Sheet	782.6
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,172.0	[1]
Fair Value	2,172.0	[1]
Amount At Which Shown In The Balance Sheet	$ 2,172.0	[1]

[1]	Includes $2.5 million in treasury bills issued by the Australian government.